BUSINESS COMBINATION AGREEMENT WITH POWERUP ACQUISITON CORP	12 Months Ended
Dec. 31, 2024
Aspire Biopharma Inc [Member]
BUSINESS COMBINATION AGREEMENT WITH POWERUP ACQUISITON CORP

NOTE 8 - BUSINESS COMBINATION AGREEMENT WITH POWERUP ACQUISITON CORP.

On August 26, 2024, the Company entered into an Agreement and Plan of Merger by and among PowerUp Acquisition Corp., a Cayman Islands exempted company (“PowerUp”), PowerUp Merger Sub II, Inc., a Delaware corporation and wholly owned subsidiary of PowerUp (“Merger Sub”), SRIRAMA Associates, LLC, a Delaware limited liability company (the “Sponsor”), and Stephen Quesenberry, in the capacity as the representative from and after the Effective Time for the Aspire stockholders as of immediately prior to the Effective Time (the “Seller Representative”), (as may be amended and/or restated from time to time, the “Business Combination Agreement”). Pursuant to the Business Combination Agreement, among other things, the parties will effect the merger of Merger Sub with and into Aspire (together with the other transactions contemplated by the Business Combination Agreement, the “Business Combination”), with Aspire continuing as the surviving entity and a wholly owned subsidiary of PowerUp.

Prior to the Closing Date, and subject to the satisfaction or waiver of the closing conditions contained in the Business Combination Agreement, Aspire will migrate out of Puerto Rico and domesticate (the “Domestication”) as a Delaware corporation pursuant to Section 6.14 of the Puerto Rico General Corporations Act of 2009.

As consideration for the Business Combination, at Closing, Aspire’s stockholders shall collectively be entitled to receive, in the aggregate, a number of shares of duly authorized, validly issued, fully paid and nonassessable shares of the combined company’s common stock (“New Aspire Common Stock”) with an aggregate value equal to (a) $316.8 million less (b) the amount by which Aspire’s cash at Closing is less than the Minimum Cash Condition (but only in the event the Minimum Cash Condition is waived by PowerUp), if any, less (c) Aspire’s Indebtedness at Closing.

The Business Combination Agreement sets forth how certain outstanding securities of Aspire will be treated, or effected at the Effective Time and by virtue of the Business Combination, including with respect to dissenting shares (if any), outstanding warrants, and outstanding shares of preferred stock (which are to be converted immediately prior to the Effective Time into common stock).